Distribution Date:	10/20/25	CD 2018-CD7 Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2018-CD7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Holder	RREF III-D AIV RR H, LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12512JAR5	3.282000%	15,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12512JAS3	3.494000%	5,757,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12512JAT1	4.213000%	32,486,000.00	18,475,612.96	621,015.55	64,864.80	9,519.40	0.00	695,399.75	17,854,597.41	32.03%	30.00%
A-3	12512JAV6	4.013000%	200,000,000.00	193,438,808.23	3,148,806.26	646,891.62	32,814.35	0.00	3,828,512.23	190,290,001.97	32.03%	30.00%
A-4	12512JAW4	4.279000%	248,645,000.00	248,645,000.00	0.00	886,626.63	0.00	0.00	886,626.63	248,645,000.00	32.03%	30.00%
A-M	12512JAY0	4.510000%	60,086,000.00	60,086,000.00	0.00	225,823.22	0.00	0.00	225,823.22	60,086,000.00	23.09%	21.63%
B	12512JAZ7	4.659000%	31,388,000.00	31,388,000.00	0.00	121,863.91	0.00	0.00	121,863.91	31,388,000.00	18.42%	17.25%
C	12512JBA1	4.839238%	33,182,000.00	33,182,000.00	0.00	133,812.99	0.00	0.00	133,812.99	33,182,000.00	13.48%	12.63%
D	12512JAE4	3.089238%	20,444,000.00	20,444,000.00	0.00	52,630.31	0.00	0.00	52,630.31	20,444,000.00	10.44%	9.78%
E-RR	12512JAG9	4.839238%	15,428,000.00	15,428,000.00	0.00	62,216.47	0.00	0.00	62,216.47	15,428,000.00	8.14%	7.63%
F-RR	12512JAJ3	4.839238%	17,039,000.00	17,039,000.00	0.00	68,713.14	0.00	0.00	68,713.14	17,039,000.00	5.60%	5.25%
G-RR	12512JAL8	4.839238%	7,175,000.00	7,175,000.00	0.00	28,934.61	0.00	0.00	28,934.61	7,175,000.00	4.54%	4.25%
H-RR*	12512JAN4	4.839238%	30,491,712.00	30,491,712.00	0.00	63,885.49	0.00	0.00	63,885.49	30,491,712.00	0.00%	0.00%
R	12512JAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			717,442,712.00	675,793,133.19	3,769,821.81	2,356,263.19	42,333.75	0.00	6,168,418.75	672,023,311.38

X-A	12512JAX2	0.634750%	562,295,000.00	520,645,421.19	0.00	275,399.56	96,670.72	0.00	372,070.28	516,875,599.38
X-B	12512JAA2	0.087615%	64,570,000.00	64,570,000.00	0.00	4,714.42	0.00	0.00	4,714.42	64,570,000.00
X-D	12512JAC8	1.750000%	20,444,000.00	20,444,000.00	0.00	29,814.17	0.00	0.00	29,814.17	20,444,000.00
Notional SubTotal			647,309,000.00	605,659,421.19	0.00	309,928.15	96,670.72	0.00	406,598.87	601,889,599.38

Deal Distribution Total					3,769,821.81	2,666,191.34	139,004.47	0.00	6,575,017.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12512JAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12512JAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12512JAT1	568.72538817	19.11640553	1.99670012	0.00000000	0.00000000	0.29303084	0.00000000	21.40613649	549.60898264
A-3	12512JAV6	967.19404115	15.74403130	3.23445810	0.00000000	0.00000000	0.16407175	0.00000000	19.14256115	951.45000985
A-4	12512JAW4	1,000.00000000	0.00000000	3.56583334	0.00000000	0.00000000	0.00000000	0.00000000	3.56583334	1,000.00000000
A-M	12512JAY0	1,000.00000000	0.00000000	3.75833339	0.00000000	0.00000000	0.00000000	0.00000000	3.75833339	1,000.00000000
B	12512JAZ7	1,000.00000000	0.00000000	3.88250000	0.00000000	0.00000000	0.00000000	0.00000000	3.88250000	1,000.00000000
C	12512JBA1	1,000.00000000	0.00000000	4.03269815	0.00000000	0.00000000	0.00000000	0.00000000	4.03269815	1,000.00000000
D	12512JAE4	1,000.00000000	0.00000000	2.57436461	0.00000000	0.00000000	0.00000000	0.00000000	2.57436461	1,000.00000000
E-RR	12512JAG9	1,000.00000000	0.00000000	4.03269834	0.00000000	0.00000000	0.00000000	0.00000000	4.03269834	1,000.00000000
F-RR	12512JAJ3	1,000.00000000	0.00000000	4.03269793	0.00000000	0.00000000	0.00000000	0.00000000	4.03269793	1,000.00000000
G-RR	12512JAL8	1,000.00000000	0.00000000	4.03269826	0.00000000	0.00000000	0.00000000	0.00000000	4.03269826	1,000.00000000
H-RR	12512JAN4	1,000.00000000	0.00000000	2.09517557	1.93752256	64.41411948	0.00000000	0.00000000	2.09517557	1,000.00000000
R	12512JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12512JAX2	925.92930969	0.00000000	0.48977771	0.00000000	0.00000000	0.17192171	0.00000000	0.66169943	919.22496088
X-B	12512JAA2	1,000.00000000	0.00000000	0.07301254	0.00000000	0.00000000	0.00000000	0.00000000	0.07301254	1,000.00000000
X-D	12512JAC8	1,000.00000000	0.00000000	1.45833350	0.00000000	0.00000000	0.00000000	0.00000000	1.45833350	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	64,864.80	0.00	64,864.80	0.00	0.00	0.00	64,864.80	0.00
A-3	09/01/25 - 09/30/25	30	0.00	646,891.61	0.00	646,891.61	0.00	0.00	0.00	646,891.62	0.00
A-4	09/01/25 - 09/30/25	30	0.00	886,626.63	0.00	886,626.63	0.00	0.00	0.00	886,626.63	0.00
X-A	09/01/25 - 09/30/25	30	0.00	275,399.57	0.00	275,399.57	0.00	0.00	0.00	275,399.56	0.00
X-B	09/01/25 - 09/30/25	30	0.00	4,714.42	0.00	4,714.42	0.00	0.00	0.00	4,714.42	0.00
X-D	09/01/25 - 09/30/25	30	0.00	29,814.17	0.00	29,814.17	0.00	0.00	0.00	29,814.17	0.00
A-M	09/01/25 - 09/30/25	30	0.00	225,823.22	0.00	225,823.22	0.00	0.00	0.00	225,823.22	0.00
B	09/01/25 - 09/30/25	30	0.00	121,863.91	0.00	121,863.91	0.00	0.00	0.00	121,863.91	0.00
C	09/01/25 - 09/30/25	30	0.00	133,812.99	0.00	133,812.99	0.00	0.00	0.00	133,812.99	0.00
D	09/01/25 - 09/30/25	30	0.00	52,630.31	0.00	52,630.31	0.00	0.00	0.00	52,630.31	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	62,216.47	0.00	62,216.47	0.00	0.00	0.00	62,216.47	0.00
F-RR	09/01/25 - 09/30/25	30	0.00	68,713.14	0.00	68,713.14	0.00	0.00	0.00	68,713.14	0.00
G-RR	09/01/25 - 09/30/25	30	0.00	28,934.61	0.00	28,934.61	0.00	0.00	0.00	28,934.61	0.00
H-RR	09/01/25 - 09/30/25	30	1,905,018.40	122,963.87	0.00	122,963.87	59,078.38	0.00	0.00	63,885.49	1,964,096.78
Totals			1,905,018.40	2,725,269.72	0.00	2,725,269.72	59,078.38	0.00	0.00	2,666,191.34	1,964,096.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,575,017.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,740,672.54	Master Servicing Fee	7,711.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,496.45
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.58
ARD Interest	0.00	Operating Advisor Fee	1,913.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,740,672.54	Total Fees	15,402.82

Principal		Expenses/Reimbursements
Scheduled Principal	593,418.74	Reimbursement for Interest on Advances	569.54
Unscheduled Principal Collections		ASER Amount	33,343.18
Principal Prepayments	3,176,403.07	Special Servicing Fees (Monthly)	22,187.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,978.16
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,769,821.81	Total Expenses/Reimbursements	59,078.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	139,004.47	Interest Distribution	2,666,191.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,769,821.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	139,004.47
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	139,004.47	Total Payments to Certificateholders and Others	6,575,017.62
Total Funds Collected	6,649,498.82	Total Funds Distributed	6,649,498.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	675,793,133.43	675,793,133.43	Beginning Certificate Balance	675,793,133.19
(-) Scheduled Principal Collections	593,418.74	593,418.74	(-) Principal Distributions	3,769,821.81
(-) Unscheduled Principal Collections	3,176,403.07	3,176,403.07	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	672,023,311.62	672,023,311.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	675,839,759.08	675,839,759.08	Ending Certificate Balance	672,023,311.38
Ending Actual Collateral Balance	672,090,882.75	672,090,882.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP
	7,499,999 or less	7	33,123,929.13	4.93%	34	5.0451	2.539521	1.44 or less	8	168,667,011.47	25.10%	33	4.7359	1.052679
7,500,000 to 14,999,999		12	131,295,629.92	19.54%	33	5.1470	1.817780	1.45 to 1.49	1	18,719,205.08	2.79%	32	5.1760	1.480000
15,000,000 to 24,999,999		3	63,940,409.38	9.51%	33	4.6852	2.000120	1.5 to 1.74	5	113,856,738.22	16.94%	32	5.1225	1.578738
25,000,000 to 49,999,999		8	261,227,479.83	38.87%	33	4.8245	1.482286	1.75 to 1.99	3	52,999,032.56	7.89%	33	5.1618	1.913621
	50,000,000 or greater	2	110,500,000.00	16.44%	33	4.5366	2.003801	2.0 to 2.49	10	215,443,438.63	32.06%	33	4.6436	2.227876
	Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474	2.5 to 3.49	5	30,402,022.30	4.52%	34	4.9712	3.055715
								3.5 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	71,935,863.36	10.70%	33	5.0832	NAP
							Defeased	11	71,935,863.36	10.70%	33	5.0832	NAP
Alabama	2	21,078,070.19	3.14%	33	4.4500	2.130000
							Industrial	6	32,830,000.00	4.89%	33	5.0050	2.020000
Arizona	3	13,967,348.25	2.08%	34	5.0579	3.126213
							Lodging	10	89,265,466.24	13.28%	33	4.9931	2.213853
California	1	9,693,178.49	1.44%	32	5.1200	1.560000
							Mobile Home Park	1	3,275,364.01	0.49%	33	5.1460	2.390000
Florida	4	107,096,987.54	15.94%	33	4.5589	2.304210
							Multi-Family	21	111,365,468.85	16.57%	32	4.6336	1.197759
Georgia	1	6,105,679.75	0.91%	33	5.2200	1.280000
							Office	6	181,512,304.00	27.01%	33	5.0411	1.675802
Indiana	1	3,810,000.00	0.57%	33	5.0050	2.020000
							Other	1	25,300,000.00	3.76%	34	4.5530	1.340000
Massachusetts	1	18,719,205.08	2.79%	32	5.1760	1.480000
							Retail	7	130,128,847.16	19.36%	33	4.5617	2.032296
Michigan	7	52,945,151.13	7.88%	33	5.0209	2.130402
							Self Storage	4	26,409,997.99	3.93%	34	5.2000	1.954283
Mississippi	1	11,415,718.30	1.70%	33	5.2840	1.200000
							Totals	67	672,023,311.62	100.00%	33	4.8655	1.752474
New Jersey	2	60,300,000.00	8.97%	32	4.9970	1.444478

New York	20	97,259,999.97	14.47%	32	4.6319	1.044008

North Carolina	2	8,819,257.99	1.31%	30	5.7395	0.740000

Ohio	1	8,900,000.00	1.32%	33	5.0050	2.020000

Pennsylvania	2	40,443,098.92	6.02%	34	4.7498	1.459339

South Dakota	1	2,810,000.00	0.42%	33	5.0050	2.020000

Tennessee	1	6,200,000.00	0.92%	33	5.0050	2.020000

Texas	3	23,180,618.53	3.45%	34	5.0548	1.557835

Virginia	2	74,643,134.11	11.11%	33	4.8618	1.850241

Washington	1	32,700,000.00	4.87%	34	5.0000	2.280000

Totals	67	672,023,311.62	100.00%	33	4.8655	1.752474

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP
	3.9999% or less	1	42,000,000.00	6.25%	32	3.9012	1.150000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	60,000,000.00	8.93%	33	4.1212	2.310000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	24,411,872.46	3.63%	33	4.4363	2.240617	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	83,286,233.03	12.39%	34	4.6003	1.619451	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	4	38,953,348.86	5.80%	33	4.8202	2.182211	49 months or greater	32	600,087,448.26	89.30%	33	4.8394	1.765256
	5.0000% or greater	21	351,435,993.91	52.30%	33	5.1609	1.701100	Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474
	Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP
	60 months or less	32	600,087,448.26	89.30%	33	4.8394	1.765256	Interest Only	11	334,110,000.00	49.72%	33	4.7385	1.667914
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474	61 months or greater	21	265,977,448.26	39.58%	33	4.9661	1.887533
								Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	71,935,863.36	10.70%	33	5.0832	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	507,894,269.77	75.58%	33	4.7921	1.870166
	13 months to 24 months	1	9,693,178.49	1.44%	32	5.1200	1.560000
	25 months or greater	2	82,500,000.00	12.28%	33	5.0971	1.143515
	Totals	39	672,023,311.62	100.00%	33	4.8655	1.752474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10193154	1	RT	Aventura	FL	Actual/360	4.121%	206,062.50	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	10/01/25
2	10193155	1	OF	Richmond	VA	Actual/360	5.030%	211,679.17	0.00	0.00	N/A	07/01/28	--	50,500,000.00	50,500,000.00	10/01/25
3	10193157	1	MF	New York	NY	Actual/360	3.901%	136,541.65	0.00	0.00	N/A	06/06/28	--	42,000,000.00	42,000,000.00	10/06/25
4	10193159	1	OF	Madison	NJ	Actual/360	5.318%	155,108.33	0.00	0.00	N/A	05/06/28	--	35,000,000.00	35,000,000.00	10/06/25
5	10193162	1	OF	Canonsburg	PA	Actual/360	4.700%	132,743.19	48,780.05	0.00	N/A	08/06/28	--	33,891,878.97	33,843,098.92	10/06/25
6	10193164	1	IN	Various	Various	Actual/360	5.005%	136,928.46	0.00	0.00	N/A	07/06/28	--	32,830,000.00	32,830,000.00	10/06/25
7	10193165	1	OF	Tacoma	WA	Actual/360	5.000%	136,250.00	0.00	0.00	N/A	08/06/28	--	32,700,000.00	32,700,000.00	10/06/25
8	10193166	1	MF	New York	NY	Actual/360	5.203%	138,746.67	0.00	0.00	N/A	06/01/28	--	32,000,000.00	32,000,000.00	03/01/21
9	10193167	1	LO	Key Largo	FL	Actual/360	5.144%	118,311.00	45,385.98	0.00	N/A	06/06/28	--	27,599,766.89	27,554,380.91	10/06/25
10	10193168	1	LO	Various	AL	Actual/360	4.450%	78,539.04	100,997.74	0.00	N/A	07/06/28	--	21,179,067.93	21,078,070.19	10/06/25
11	10193169	1	98	Teterboro	NJ	Actual/360	4.553%	95,992.42	0.00	0.00	N/A	08/06/28	--	25,300,000.00	25,300,000.00	10/06/25
12	10193170	1	RT	Centreville	VA	Actual/360	4.510%	90,873.05	35,946.87	0.00	N/A	08/06/28	--	24,179,080.98	24,143,134.11	10/06/25
13	10193171	1	MF	Petoskey	MI	Actual/360	5.180%	102,067.70	31,477.08	0.00	N/A	07/06/28	--	23,645,028.01	23,613,550.93	10/06/25
14	10193172	1	OF	Lawrence	MA	Actual/360	5.176%	80,865.79	28,660.06	0.00	N/A	06/06/28	--	18,747,865.14	18,719,205.08	10/06/25
15	10193173	1	SS	Various	MI	Actual/360	5.200%	63,772.86	22,162.99	0.00	N/A	08/06/28	--	14,716,814.64	14,694,651.65	10/06/25
16	10193174	1	LO	Homestead	FL	Actual/360	5.037%	55,076.52	20,395.41	0.00	N/A	07/06/28	--	13,121,267.19	13,100,871.78	10/06/25
17	10193175	1	RT	New Braunfels	TX	Actual/360	4.810%	42,849.66	26,584.46	0.00	N/A	07/06/28	--	10,690,144.19	10,663,559.73	10/06/25
18	10193176	1	RT	Biloxi	MS	Actual/360	5.284%	50,350.60	18,938.33	0.00	N/A	07/06/28	--	11,434,656.63	11,415,718.30	10/06/25
19	10193177	1	MF	Canton Township	MI	Actual/360	4.800%	48,385.76	17,197.41	0.00	N/A	07/06/28	--	12,096,439.76	12,079,242.35	10/06/25
20	10193178	1	SS	Various	MI	Actual/360	5.200%	50,843.07	17,669.49	0.00	N/A	08/06/28	--	11,733,015.83	11,715,346.34	10/06/25
21	10193179	1	MF	Woodhaven	MI	Actual/360	4.800%	44,785.86	15,917.92	0.00	N/A	07/06/28	--	11,196,464.70	11,180,546.78	10/06/25
22	10193180	1	RT	Rohnert Park	CA	Actual/360	5.120%	41,436.17	18,423.56	0.00	N/A	06/06/28	--	9,711,602.05	9,693,178.49	08/06/25
23	10193181	1	OF	Long Island City	NY	Actual/360	5.155%	46,180.21	0.00	0.00	N/A	07/06/28	--	10,750,000.00	10,750,000.00	10/06/25
24	10193182	1	MF	Various	IL	Actual/360	4.807%	42,862.42	0.00	0.00	N/A	07/06/28	--	10,700,000.00	10,700,000.00	10/06/25
25	10193183	1	RT	Palmhurst	TX	Actual/360	5.595%	42,881.84	13,920.77	0.00	N/A	08/06/28	--	9,197,177.30	9,183,256.53	10/06/25
26	10189009	1	LO	Kinston	NC	Actual/360	5.739%	42,248.66	14,059.40	0.00	N/A	04/06/28	--	8,833,317.37	8,819,257.97	10/06/25
27	10193184	1	RT	Bel Air	MD	Actual/360	4.630%	35,535.25	0.00	0.00	N/A	07/06/28	--	9,210,000.00	9,210,000.00	10/06/25
28	10193185	1	RT	Snellville	GA	Actual/360	5.235%	37,082.75	13,083.28	0.00	N/A	03/06/28	--	8,500,342.76	8,487,259.48	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	10191087	1	MF	San Antonio	TX	Actual/360	5.447%	35,198.47	10,892.21	0.00	N/A	07/06/28	--	7,754,475.49	7,743,583.28	10/06/25
30	10193186	1	SS	Schertz	TX	Actual/360	5.146%	32,800.34	11,680.71	0.00	N/A	07/06/28	--	7,648,739.23	7,637,058.52	10/06/25
31	10193187	1	MF	Brooklyn	NY	Actual/360	5.270%	35,133.33	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	10/06/25
32	10193188	1	LO	Port Charlotte	FL	Actual/360	5.160%	27,744.70	10,520.28	0.00	N/A	07/06/28	--	6,452,255.13	6,441,734.85	10/06/25
33	10190945	1	MF	Macon	GA	Actual/360	5.220%	26,609.14	11,364.81	0.00	N/A	07/06/28	--	6,117,044.56	6,105,679.75	07/06/25
34	10193189	1	LO	Tucson	AZ	Actual/360	5.127%	21,472.07	14,048.72	0.00	N/A	08/06/28	--	5,025,645.92	5,011,597.20	10/06/25
37	10193192	1	RT	Maricopa	AZ	Actual/360	4.935%	20,685.88	0.00	0.00	N/A	08/06/28	--	5,030,000.00	5,030,000.00	10/06/25
38	10193193	1	SS	San Antonio	TX	Actual/360	5.140%	19,495.03	6,957.37	0.00	N/A	07/06/28	--	4,551,368.52	4,544,411.15	10/06/25
39	10193194	1	LO	Tucson	AZ	Actual/360	5.127%	16,819.79	11,004.83	0.00	N/A	08/06/28	--	3,936,755.88	3,925,751.05	10/06/25
40	10193195	1	LO	Irving	TX	Actual/360	4.350%	12,142.90	15,963.25	0.00	N/A	08/06/28	--	3,349,765.52	3,333,802.27	10/06/25
41	10193196	1	OF	Roseville	MI	Actual/360	5.091%	13,501.45	3,182,427.91	0.00	N/A	07/06/28	--	3,182,427.91	0.00	10/06/25
42	10193197	1	MH	Thomas Township	MI	Actual/360	5.146%	14,068.84	5,360.92	0.00	N/A	07/06/28	--	3,280,724.93	3,275,364.01	10/06/25
Totals								2,740,672.54	3,769,821.81	0.00				675,793,133.43	672,023,311.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	163,624,408.00	85,311,120.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	4,946,587.22	4,108,024.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	5,674,198.31	5,658,676.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	7,007,949.64	3,568,880.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	9,523,316.29	4,140,492.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,623,555.28	1,800,891.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,037,400.47	4,103,509.92	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	922,049.45	01/01/23	06/30/23	01/13/25	7,727,273.22	701,998.39	104,388.29	7,005,141.32	3,459,462.74	0.00
9	1	11,907,811.68	12,674,096.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,931,505.28	2,606,762.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,645,139.60	782,853.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,595,978.35	1,854,688.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	7,969,057.00	8,145,058.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,984,672.51	1,952,772.06	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,024,024.11	1,497,192.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,252,706.83	690,205.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,302,935.67	1,141,288.41	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,680,718.43	862,790.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,627,215.55	1,711,635.72	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,824,469.07	931,550.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,364,537.86	1,237,516.24	01/01/23	12/31/23	--	0.00	0.00	59,713.49	119,637.10	112,864.72	0.00
23	1	1,099,867.47	1,079,055.25	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	812,187.35	411,823.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,079,613.13	664,668.74	01/01/24	12/31/24	09/11/20	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	0.00	332,055.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,294,880.32	1,201,234.59	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	672,599.23	612,940.87	07/01/24	06/30/25	--	0.00	0.00	37,881.84	113,843.55	0.00	0.00
34	1	1,202,469.66	738,646.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	834,903.30	412,818.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	1,286,854.16	1,224,350.88	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,173,937.63	1,137,049.29	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	756,458.11	371,384.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	623,360.23	283,414.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		252,385,317.74	154,171,498.65				7,727,273.22	701,998.39	201,983.62	7,238,621.97	3,572,327.46	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
41	10193196	1	3,176,403.07	Payoff w/ yield maintenance	0.00	139,004.47
Totals			3,176,403.07		0.00	139,004.47
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	1	9,693,178.49	1	6,105,679.75	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,176,403.07	4.865467%	4.838066%	33
09/17/25	2	15,828,646.61	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866588%	4.836330%	34
08/15/25	1	9,728,569.60	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866637%	4.839284%	35
07/17/25	0	0.00	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866686%	4.839335%	36
06/17/25	1	9,763,664.10	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866745%	4.839396%	37
05/16/25	1	9,780,403.12	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866793%	4.839446%	38
04/17/25	1	9,798,456.10	0	0.00	1	32,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866852%	4.839506%	39
03/17/25	0	0.00	0	0.00	2	41,815,042.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866899%	4.839555%	40
02/18/25	0	0.00	0	0.00	2	41,835,734.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866979%	4.839637%	41
01/17/25	0	0.00	0	0.00	2	41,852,156.72	0	0.00	0	0.00	0	0.00	0	0.00	1	5,417,159.59	4.867025%	4.839685%	42
12/17/24	0	0.00	0	0.00	2	41,868,507.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869109%	4.841844%	43
11/18/24	0	0.00	0	0.00	2	41,886,185.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869166%	4.841903%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10193166	03/01/21	54	6	104,388.29	7,005,141.32	3,771,694.30	32,000,000.00	04/20/21	2
22	10193180	08/06/25	1	1	59,713.49	119,637.10	113,764.72	9,728,569.60	03/07/24	98
33	10190945	07/06/25	2	2	37,881.84	113,843.55	1,875.00	6,137,859.78	10/06/25	13
Totals					201,983.62	7,238,621.97	3,887,334.02	47,866,429.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		672,023,312	624,224,453	47,798,858		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	672,023,312	624,224,453	9,693,178	6,105,680	32,000,000	0
Sep-25	675,793,133	627,964,487	15,828,647	0	32,000,000	0
Aug-25	676,339,164	634,610,594	9,728,570	0	32,000,000	0
Jul-25	676,882,875	644,882,875	0	0	32,000,000	0
Jun-25	677,469,371	635,705,707	9,763,664	0	32,000,000	0
May-25	678,008,278	636,227,875	9,780,403	0	32,000,000	0
Apr-25	678,590,144	636,791,688	9,798,456	0	32,000,000	0
Mar-25	679,124,287	637,309,245	0	0	41,815,042	0
Feb-25	679,792,399	637,956,665	0	0	41,835,734	0
Jan-25	680,321,423	638,469,267	0	0	41,852,157	0
Dec-24	686,272,459	644,403,951	0	0	41,868,507	0
Nov-24	686,850,472	644,964,286	0	0	41,886,186	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10193155	50,500,000.00	50,500,000.00	106,600,000.00	05/17/18	3,808,754.74	1.64000	09/30/23	07/01/28	I/O
8	10193166	32,000,000.00	32,000,000.00	36,300,000.00	10/30/24	913,712.95	0.36000	06/30/23	06/01/28	I/O
22	10193180	9,693,178.49	9,728,569.60	22,300,000.00	12/14/22	1,121,735.24	1.56000	12/31/23	06/06/28	271
33	10190945	6,105,679.75	6,137,859.78	9,400,000.00	01/31/18	584,540.87	1.28000	06/30/25	07/06/28	272
Totals		98,298,858.24	98,366,429.38	174,600,000.00		6,428,743.80

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10193155	OF	VA	09/19/23	13
"	10/14/2025	Borrower signed PNL and Cash Management is functioning. Negotiations continue regarding future of Loan and Property. Loan remains current as of October 2025.
"

8	10193166	MF	NY	04/20/21	2
"	10/14/2025

The Loan transferred in April 2021 due to imminent monetary default. Judge on the case granted lender's pre-motion conference request letter and lender now has leave to file motion for summary judgment. The application for a rece iver was declined by the court, however, motion for summary judgment was granted. Papers in support of damages were filed. Special servicer continues to proceed with a foreclosure strategy. Litigation ongoing as of 7/29/2025. Foreclosure sale expected 4Q2 025.
"

22	10193180	RT	CA	03/07/24	98
"	10/14/2025	The Loan transferred to Special Servicing due to Imminent Monetary Default. This Loan was previously returned to the Master Servicer. Special Servicer sent a Hello Letter and a PNL has been executed.

Borrower requested approval of a new lease which wassubsequently approved. Borrower provided an updated proposal to bring the loan payment current which was rejected. Borrower is revising the proposal.

"

33	10190945	MF	GA	10/06/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
22	10193180	1	0.00	5.12000%	0.00	5.12000%	8	06/06/22	10/31/21	06/06/22
26	10189009	1	9,725,694.86	5.73945%	9,545,738.11 5.73945%		10	05/01/20	05/01/20	05/01/20
Totals			9,725,694.86		9,545,738.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	10,520.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,666.67	0.00	0.00	33,343.18	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	754.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	569.54	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	428.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	568.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	563.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	382.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	281.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,187.50	0.00	2,978.16	33,343.18	0.00	0.00	569.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		59,078.38

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27